Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (12,431,181)	$ (5,160,561)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	213,514
Impairment of assets		30,786
Accretion of asset retirement obligation	133,239	133,239
Change in fair value of derivative liability	(173,177)	(708,869)
Changes in working capital items:
Accounts receivable	(1,275,246)
Prepaid expenses and other assets	(1,251,773)	(29,618)
Value-added tax refund receivable	(2,789,575)	(1,418,231)
Accounts payable and accrued expenses	1,281,916	878,675
Related party payables	(525,276)	525,276
Change in operating lease liability	(79,998)
Net cash used in operating activities	(16,897,557)	(5,749,303)
Cash flows from investing activities
Additions to renewable natural gas properties	(9,721,376)
Additions to conventional natural gas properties	(13,344,911)	(8,924,941)
Net cash used in investing activities	(23,066,287)	(8,924,941)
Cash flows from financing activities
Proceeds from Business Combination	648,122
Business Combination transaction expenses eligible for capitalization	(641,654)
AleAnna Energy Class 1 Preferred Units issued for cash	62,100,000	21,004,132
Net cash provided by financing activities	62,106,468	21,004,132
Effect of foreign currency translation on cash	(571,729)	135,698
Change in cash during the year	21,570,894	6,465,586
Cash, beginning of year	6,759,265	293,679
Cash, end of year	28,330,159	6,759,265
Noncash investing and financing activities:
Deemed dividend to Class 1 Preferred Units redemption value (see Note 10)	(155,423,177)	(53,219,200)
Supplemental disclosures:
Noncash recognition of new land lease (see Note 5)	$ 1,882,275